Average Annual Total Returns - Class A - Thrivent Mid Cap Stock Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.17%	14.44%	12.18%	15.21%	12.80%	10.76%	10.24%	11.26%	9.74%	13.66%	12.35%	11.51%	17.10%	13.40%	12.41%